Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 1.3%
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	$3,158,000	$2,272,964
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 3.4000%, 4.3466%, 10/25/39 (144A)‡	2,102,857	1,157,381
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 2.3000%, 3.2466%, 1/25/50 (144A)‡	1,117,731	372,732
S-Jets 2017-1 Ltd, 5.6820%, 8/15/42 (144A)	2,031,705	1,331,289
Transocean Guardian Ltd, 5.8750%, 1/15/24 (144A)#	1,302,600	1,042,080
Transocean Pontus Ltd, 6.1250%, 8/1/25 (144A)	2,061,615	1,669,908
Transocean Poseidon Ltd, 6.8750%, 2/1/27 (144A)	1,710,000	1,385,100
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	3,873,422	3,950,891
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $17,203,254)		13,182,345
Bank Loans and Mezzanine Loans – 3.6%
Basic Industry – 0.7%
Aleris International Inc,
ICE LIBOR USD 3 Month + 4.7500%, 5.7394%, 2/27/23‡	7,813,723	6,934,679
Communications – 0.3%
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 3.5000%, 2/1/24ƒ,‡	3,170,688	2,815,127
Consumer Cyclical – 1.1%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 1 Month + 8.0000%, 9.5000%, 8/9/25‡	5,830,000	4,722,300
Golden Nugget Inc, ICE LIBOR USD 3 Month + 2.5000%, 3.5841%, 10/4/23‡	1,089,934	844,699
Mohegan Gaming & Entertainment,
ICE LIBOR USD 1 Month + 4.1250%, 5.1144%, 10/13/21‡	2,541,375	1,914,494
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 8.4894%, 2/4/28‡	4,265,749	3,204,644
		10,686,137
Consumer Non-Cyclical – 0.3%
Chobani LLC, ICE LIBOR USD 1 Month + 3.5000%, 4.5000%, 10/10/23‡	3,049,057	2,706,038
Technology – 0.9%
II-VI Inc, ICE LIBOR USD 1 Month + 3.5000%, 4.4894%, 9/24/26‡	4,879,875	4,017,747
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 4.2394%, 10/1/25‡	5,262,120	5,029,692
		9,047,439
Transportation – 0.3%
Patriot Rail Co LLC, ICE LIBOR USD 3 Month + 5.2500%, 7.0766%, 10/19/26‡	3,770,000	3,204,500
Total Bank Loans and Mezzanine Loans (cost $41,467,290)		35,393,920
Corporate Bonds – 85.0%
Banking – 0.2%
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	1,448,000	1,469,720
Basic Industry – 11.3%
Alcoa Nederland Holding BV, 6.7500%, 9/30/24 (144A)	1,973,000	1,913,218
Aleris International Inc, 10.7500%, 7/15/23 (144A)	10,563,000	10,246,110
Allegheny Technologies Inc, 7.8750%, 8/15/23	16,401,000	15,822,209
Allegheny Technologies Inc, 5.8750%, 12/1/27	7,528,000	6,267,060
Anglo American Capital PLC, 5.3750%, 4/1/25 (144A)	4,819,000	4,869,626
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	3,639,000	3,720,878
Atotech Alpha 2 BV, 8.7500%, 6/1/23 (144A)	2,514,361	2,262,925
Blue Cube Spinco LLC, 10.0000%, 10/15/25	1,266,000	1,335,757
Constellium NV, 5.7500%, 5/15/24 (144A)	3,115,000	2,780,449
Constellium SE, 5.8750%, 2/15/26 (144A)	1,576,000	1,371,120
Element Solutions Inc, 5.8750%, 12/1/25 (144A)	8,984,000	8,804,320
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	15,890,000	13,605,812
First Quantum Minerals Ltd, 6.8750%, 3/1/26 (144A)	2,516,000	2,019,090
Freeport-McMoRan Inc, 3.5500%, 3/1/22	1,419,000	1,361,275
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	5,720,000	4,976,400
Hudbay Minerals Inc, 7.6250%, 1/15/25 (144A)	3,363,000	2,925,810
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	2,168,000	1,723,560
Novelis Corp, 5.8750%, 9/30/26 (144A)	9,222,000	9,050,148
Novelis Corp, 4.7500%, 1/30/30 (144A)	4,103,000	3,651,670
OCI NV, 5.2500%, 11/1/24 (144A)	2,034,000	1,749,240
PQ Corp, 6.7500%, 11/15/22 (144A)	2,327,000	2,338,733
Starfruit Finco BV / Starfruit US Holdco LLC, 8.0000%, 10/1/26 (144A)#	4,356,000	4,134,497
Tronox Inc, 6.5000%, 4/15/26 (144A)	1,266,000	1,139,400
Univar Solutions USA Inc, 5.1250%, 12/1/27 (144A)	4,995,000	4,545,450
		112,614,757
Capital Goods – 7.8%
ARD Finance SA, 6.5000%, 6/30/27 (144A)	18,841,308	16,182,799
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	4,178,000	4,282,450

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Capital Goods – (continued)
BWAY Holding Co, 7.2500%, 4/15/25 (144A)	$8,619,000	$6,529,410
Colfax Corp, 6.0000%, 2/15/24 (144A)	575,000	572,125
JELD-WEN Inc, 4.8750%, 12/15/27 (144A)	4,886,000	4,311,895
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	5,981,000	5,502,520
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	4,952,000	4,617,740
Masonite International Corp, 5.3750%, 2/1/28 (144A)	2,946,000	2,895,329
Summit Materials LLC / Summit Materials Finance Corp, 6.1250%, 7/15/23	5,259,000	5,206,410
Summit Materials LLC / Summit Materials Finance Corp,
5.1250%, 6/1/25 (144A)	4,549,000	4,230,570
TransDigm Inc, 6.2500%, 3/15/26 (144A)	4,653,000	4,629,735
TransDigm Inc, 7.5000%, 3/15/27	6,678,000	6,435,589
Trivium Packaging Finance BV, 5.5000%, 8/15/26 (144A)	1,763,000	1,754,185
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	4,534,000	4,556,670
Zekelman Industries Inc, 9.8750%, 6/15/23 (144A)	5,756,000	5,583,320
		77,290,747
Communications – 21.3%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	5,191,000	4,594,035
Altice Finco SA, 7.6250%, 2/15/25 (144A)	5,932,000	5,635,400
Altice France Holding SA, 10.5000%, 5/15/27 (144A)	12,084,000	12,748,620
Altice France Holding SA, 6.0000%, 2/15/28 (144A)	3,240,000	2,850,163
Altice France SA/France, 7.3750%, 5/1/26 (144A)	15,443,000	15,597,430
Block Communications Inc, 4.8750%, 3/1/28 (144A)	3,758,000	3,494,940
Cablevision Systems Corp, 5.8750%, 9/15/22	13,954,000	14,093,540
CCO Holdings LLC / CCO Holdings Capital Corp, 5.5000%, 5/1/26 (144A)	1,114,000	1,128,036
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/27 (144A)	15,486,000	15,586,194
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	8,673,000	8,707,779
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	3,775,000	3,879,190
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	4,429,000	4,340,420
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32 (144A)	2,366,000	2,307,323
CenturyLink Inc, 7.5000%, 4/1/24	4,484,000	4,909,980
CenturyLink Inc, 5.6250%, 4/1/25	2,059,000	2,069,274
CenturyLink Inc, 5.1250%, 12/15/26 (144A)	5,134,000	5,108,330
Connect Finco SARL / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	5,683,000	4,695,579
CSC Holdings LLC, 5.2500%, 6/1/24	2,474,000	2,480,160
CSC Holdings LLC, 7.7500%, 7/15/25 (144A)	9,383,000	9,758,320
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	6,619,000	6,751,380
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	5,594,000	5,959,959
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	3,790,000	3,822,063
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	3,233,000	2,626,877
GCI LLC, 6.6250%, 6/15/24 (144A)	10,153,000	10,051,470
GCI LLC, 6.8750%, 4/15/25	3,391,000	3,357,090
LCPR Senior Secured Financing DAC, 6.7500%, 10/15/27 (144A)	3,922,000	3,863,170
Level 3 Financing Inc, 5.2500%, 3/15/26	2,584,000	2,582,385
Liberty Interactive LLC, 8.2500%, 2/1/30	7,434,000	5,469,194
Midcontinent Communications / Midcontinent Finance Corp,
5.3750%, 8/15/27 (144A)	3,479,000	3,368,420
Outfront Media Capital LLC / Outfront Media Capital Corp,
5.0000%, 8/15/27 (144A)	5,508,000	5,067,360
Sable International Finance Ltd, 5.7500%, 9/7/27 (144A)	7,713,000	6,941,700
Sprint Corp, 7.2500%, 9/15/21	1,555,000	1,602,739
Sprint Corp, 7.1250%, 6/15/24	6,960,000	7,647,161
TEGNA Inc, 4.6250%, 3/15/28 (144A)	2,400,000	2,109,000
T-Mobile USA Inc, 6.5000%, 1/15/24	6,581,000	6,679,715
Ziggo BV, 5.1250%, 2/28/30 (144A)	9,561,000	9,369,780
		211,254,176
Consumer Cyclical – 9.3%
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	5,885,000	4,708,000
eG Global Finance PLC, 6.7500%, 2/7/25 (144A)	6,744,000	5,530,080
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	6,551,000	5,699,370
Ford Motor Credit Co LLC, 3.2190%, 1/9/22	3,124,000	2,913,130
Ford Motor Credit Co LLC, 3.3500%, 11/1/22	1,544,000	1,420,480
Ford Motor Credit Co LLC, 3.0870%, 1/9/23	1,229,000	1,106,100
General Motors Financial Co Inc, 3.2000%, 7/6/21	1,977,000	1,887,857
General Motors Financial Co Inc, 2.9000%, 2/26/25	2,425,000	2,095,954
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	8,679,000	5,728,140
Golden Nugget Inc, 6.7500%, 10/15/24 (144A)	3,545,000	2,232,960
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	24,057,000	12,419,426
IRB Holding Corp, 6.7500%, 2/15/26 (144A)	2,510,000	1,977,667
LGI Homes Inc, 6.8750%, 7/15/26 (144A)	5,789,000	5,036,430
Mohegan Gaming & Entertainment, 7.8750%, 10/15/24 (144A)	15,662,000	11,589,880
Scientific Games International Inc, 8.2500%, 3/15/26 (144A)	5,671,000	3,630,064

Scientific Games International Inc, 7.0000%, 5/15/28 (144A)	5,676,000	3,490,740
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Six Flags Entertainment Corp, 5.5000%, 4/15/27 (144A)	$1,688,000	$1,422,140
Station Casinos LLC, 5.0000%, 10/1/25 (144A)	1,252,000	1,042,678
Station Casinos LLC, 4.5000%, 2/15/28 (144A)	3,087,000	2,500,470
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	3,096,000	2,322,000
Uber Technologies Inc, 8.0000%, 11/1/26 (144A)	2,791,000	2,752,107
Weekley Homes LLC / Weekley Finance Corp, 6.6250%, 8/15/25	5,545,000	4,990,500
Wendy's International LLC, 7.0000%, 12/15/25	2,099,000	2,088,505
Wyndham Destinations Inc, 6.3500%, 10/1/25	4,551,000	3,822,840
		92,407,518
Consumer Non-Cyclical – 18.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.6250%, 1/15/27 (144A)	8,304,000	8,262,480
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
5.8750%, 2/15/28 (144A)	1,829,000	1,861,556
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.8750%, 2/15/30 (144A)	3,845,000	3,806,550
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	5,568,000	5,275,441
Avantor Inc, 6.0000%, 10/1/24 (144A)	7,373,000	7,724,692
Bausch Health Americas Inc, 8.5000%, 1/31/27 (144A)	3,935,000	4,112,075
Bausch Health Cos Inc, 7.0000%, 3/15/24 (144A)	1,623,000	1,663,575
Bausch Health Cos Inc, 9.0000%, 12/15/25 (144A)	5,217,000	5,499,761
Bausch Health Cos Inc, 7.0000%, 1/15/28 (144A)	2,830,000	2,934,710
Bausch Health Cos Inc, 5.0000%, 1/30/28 (144A)	4,513,000	4,272,457
Change Healthcare Holdings LLC / Change Healthcare Finance Inc,
5.7500%, 3/1/25 (144A)	11,517,000	10,653,225
CHS/Community Health Systems Inc, 8.1250%, 6/30/24 (144A)#	6,263,000	4,339,507
CHS/Community Health Systems Inc, 6.6250%, 2/15/25 (144A)	3,123,000	2,888,775
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	11,538,000	9,115,020
Elanco Animal Health Inc, 5.6500%, 8/28/28Ç	2,671,000	2,818,710
HCA Inc, 3.5000%, 9/1/30	10,166,000	9,229,523
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	6,909,000	5,872,650
Horizon Pharma USA Inc, 5.5000%, 8/1/27 (144A)	4,039,000	4,054,752
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	5,725,000	6,111,438
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	5,657,000	6,068,264
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	6,063,000	6,260,047
Kraft Heinz Foods Co, 3.7500%, 4/1/30 (144A)	8,411,000	8,022,011
Kraft Heinz Foods Co, 4.8750%, 10/1/49 (144A)#	1,234,000	1,123,395
NBM US Holdings Inc, 6.6250%, 8/6/29 (144A)	3,071,000	2,763,900
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
6.6250%, 5/15/22 (144A)	3,516,000	3,322,620
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.2500%, 2/1/28 (144A)	5,333,000	4,585,847
Smithfield Foods Inc, 5.2000%, 4/1/29 (144A)	2,787,000	2,805,586
Surgery Center Holdings Inc, 6.7500%, 7/1/25 (144A)	8,176,000	5,886,720
Surgery Center Holdings Inc, 10.0000%, 4/15/27 (144A)	2,302,000	1,611,400
Sysco Corp, 5.6500%, 4/1/25	3,105,000	3,233,035
Sysco Corp, 6.6000%, 4/1/50	14,277,000	15,513,405
Tenet Healthcare Corp, 8.1250%, 4/1/22	6,768,000	6,395,760
Tenet Healthcare Corp, 4.8750%, 1/1/26 (144A)	4,306,000	4,101,465
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	6,877,000	5,792,841
Valvoline Inc, 4.2500%, 2/15/30 (144A)	6,328,000	5,885,040
		183,868,233
Electric – 1.0%
Calpine Corp, 5.1250%, 3/15/28 (144A)	5,603,000	5,154,760
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	3,080,000	3,003,000
Vistra Operations Co LLC, 5.0000%, 7/31/27 (144A)	1,886,000	1,914,290
		10,072,050
Energy – 5.6%
DCP Midstream Operating LP, 5.1250%, 5/15/29	3,015,000	1,899,299
Endeavor Energy Resources LP / EER Finance Inc, 5.7500%, 1/30/28 (144A)	4,753,000	3,232,040
EnLink Midstream LLC, 5.3750%, 6/1/29	3,715,000	1,931,800
EnLink Midstream Partners LP, 4.1500%, 6/1/25	5,502,000	2,666,819
Great Western Petroleum LLC / Great Western Finance Corp,
9.0000%, 9/30/21 (144A)	13,397,000	8,574,080
Hess Midstream Operations LP, 5.6250%, 2/15/26 (144A)	5,352,000	3,778,860
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	2,107,000	1,480,800
Holly Energy Partners LP / Holly Energy Finance Corp,
5.0000%, 2/1/28 (144A)	3,119,000	2,612,163
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	8,921,000	5,352,600

NGL Energy Partners LP / NGL Energy Finance Corp, 6.1250%, 3/1/25	9,341,000	3,175,940
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Parsley Energy LLC / Parsley Finance Corp, 5.2500%, 8/15/25 (144A)	$3,609,000	$2,742,840
Parsley Energy LLC / Parsley Finance Corp, 5.6250%, 10/15/27 (144A)	3,070,000	2,164,350
PBF Holding Co LLC / PBF Finance Corp, 7.2500%, 6/15/25	5,041,000	3,378,982
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 3/1/27 (144A)	1,928,000	1,021,840
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	6,643,000	3,454,360
Targa Resources Partners LP / Targa Resources Partners Finance Corp,
6.5000%, 7/15/27	2,327,000	1,983,768
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	2,402,000	1,489,240
Viper Energy Partners LP, 5.3750%, 11/1/27 (144A)	5,352,000	4,495,680
		55,435,461
Finance Companies – 1.0%
Global Aircraft Leasing Co Ltd, 6.5000%, 9/15/24 (144A)	6,269,000	4,037,236
Springleaf Finance Corp, 7.7500%, 10/1/21	2,023,000	2,023,000
Springleaf Finance Corp, 5.3750%, 11/15/29	4,704,000	4,306,606
		10,366,842
Industrial – 1.2%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	4,250,000	3,852,880
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	8,105,000	7,932,753
		11,785,633
Industrial Conglomerates – 2.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	27,942,000	23,059,996
Insurance – 1.7%
Athene Holding Ltd, 6.1500%, 4/3/30	4,935,000	4,925,525
HUB International Ltd, 7.0000%, 5/1/26 (144A)	7,889,000	7,810,110
Molina Healthcare Inc, 4.8750%, 6/15/25 (144A)	4,691,000	4,573,725
		17,309,360
Real Estate Investment Trusts (REITs) – 0.5%
iStar Inc, 4.2500%, 8/1/25	3,500,000	2,878,400
MPT Operating Partnership LP, 5.0000%, 10/15/27	2,406,000	2,333,820
		5,212,220
Technology – 1.4%
Alliance Data Systems Corp, 4.7500%, 12/15/24 (144A)	4,401,000	3,344,760
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	8,180,000	7,956,533
Refinitiv US Holdings Inc, 8.2500%, 11/15/26 (144A)	1,664,000	1,755,520
Science Applications International Corp, 4.8750%, 4/1/28 (144A)	1,006,000	965,760
		14,022,573
Transportation – 1.9%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	6,468,000	5,999,070
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	12,996,000	12,671,100
		18,670,170
Total Corporate Bonds (cost $950,633,561)		844,839,456
Common Stocks – 1.2%
Containers & Packaging – 0.3%
Crown Holdings Inc*	52,763	3,062,365
Hotels, Restaurants & Leisure – 0.2%
Las Vegas Sands Corp	39,131	1,661,894
Media – 0.4%
Altice USA Inc*	73,470	1,637,646
Charter Communications Inc*	4,344	1,895,331
		3,532,977
Metals & Mining – 0.1%
Constellium SE*	160,821	837,877
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc*	29,793	2,499,633
Total Common Stocks (cost $12,129,421)		11,594,746
Preferred Stocks – 2.3%
Consumer Finance – 0.4%
Synchrony Financial, 5.6250%µ	251,745	4,294,770
Electric Utilities – 0.9%
NextEra Energy Inc, 5.2790%, 3/1/23	192,733	8,473,401
Health Care Equipment & Supplies – 0.2%
Danaher Corp, 4.7500%, 4/15/22	2,000	2,085,160
Semiconductor & Semiconductor Equipment – 0.2%
Broadcom Inc, 8.0000%, 9/30/22	1,551	1,451,922
Specialty Retail – 0.6%
Quiksilver Inc Bankruptcy Equity Certificate*,¢,§	132,324	6,157,036
Total Preferred Stocks (cost $21,433,618)		22,462,289

Shares or Principal Amounts		Value
Investment Companies – 5.3%
Money Markets – 5.3%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $52,937,030)	52,929,861	$52,940,447
Investments Purchased with Cash Collateral from Securities Lending – 0.8%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº,£	6,226,238	6,226,238
Time Deposits – 0.2%
Royal Bank of Canada, 0.0100%, 4/1/20	$1,556,560	1,556,560
Total Investments Purchased with Cash Collateral from Securities Lending (cost $7,782,797)		7,782,798
Total Investments (total cost $1,103,586,971) – 99.5%		988,196,001
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		5,324,256
Net Assets – 100%		$993,520,257

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$836,749,809	84.7%
Luxembourg	42,011,017	4.2
Netherlands	22,402,249	2.3
Zambia	15,624,902	1.6
France	15,597,430	1.6
United Kingdom	13,040,786	1.3
Ireland	8,233,341	0.8
Canada	7,902,210	0.8
Germany	6,115,805	0.6
Israel	5,792,841	0.6
South Africa	4,869,626	0.5
Cayman Islands	4,037,236	0.4
Brazil	2,763,900	0.3
Australia	1,723,560	0.2
Bermuda	1,331,289	0.1

Total	$988,196,001	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 5.3%
Money Markets - 5.3%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$962,357	$(4,380)	$3,515	$52,940,447
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	12,461∆	-	-	6,226,238
Total Affiliated Investments - 5.9%	$974,818	$(4,380)	$3,515	$59,166,685

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 5.3%
Money Markets - 5.3%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	78,157,239	588,342,078	(613,558,005)	52,940,447

Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	-	36,912,457	(30,686,219)	6,226,238

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Sold:
2-Year US Treasury Note	766	7/6/20	$168,813,234	$2,274,063	$(23,938)

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/ (Liability)

Credit Default Swap Index

CDX.NA.HY.S34, Fixed Rate 5.00% Paid Quarterly(3)	Not Rated	6/20/25	20,000,000	USD	$(1,181,250)	$(31,378)	$(270,883)
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)

For those index credit default swaps entered into by the Fund to sell protection, “Variation Margin” serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value
Credit default swaps, sell protection	$ (124,596)
Credit default swaps, buy protection	(1,720,306)
Futures contracts, purchased	$36,011,158

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $638,085,075, which represents 64.2% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

#	Loaned security; a portion of the security is on loan at March 31, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2020)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Quiksilver Inc Bankruptcy Equity Certificate	5/27/16	$2,536,651	$6,157,036	0.6%

The Fund has registration rights for certain restricted securities held as of March 31, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$13,182,345	$-
Bank Loans and Mezzanine Loans	-	35,393,920	-
Corporate Bonds	-	844,839,456	-
Common Stocks	11,594,746	-	-
Preferred Stocks	-	16,305,253	6,157,036
Investment Companies	-	52,940,447	-
Investments Purchased with Cash Collateral from Securities Lending	-	7,782,798	-
Total Assets	$11,594,746	$970,444,219	$6,157,036
Liabilities
Other Financial Instruments(a):
Variation Margin Payable	$23,938	$270,883	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2020.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.